Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Oct. 31, 2015	Apr. 30, 2015	Apr. 30, 2014
Current assets
Cash	$ 860,953	$ 272,040	$ 604,936
Receivables	50,495	33,500	11,614
Prepaids	179,088	252,819	97,393
[us-gaap:AssetsCurrent]	1,090,536	558,359	713,943
Equipment	12,557	14,632	19,547
Mineral property interest	305,850	305,850	305,850
Deposits	14,932	14,932	8,728
TOTAL ASSETS	1,423,875	893,773	1,048,068
Current liabilities
Accounts payable and accrued liabilities	1,110,677	876,844	607,226
[us-gaap:LiabilitiesCurrent]	1,110,677	876,844	607,226
Promissory notes	5,611,049	5,543,991	$ 4,346,769
Second promissory notes	3,750,320	1,432,565
Derivative liabilities	1,258,652	1,245,456	$ 3,280,245
TOTAL LIABILITIES	11,730,698	9,098,856	8,234,240
CAPITAL DEFICIT
Unlimited common shares with no par value Issued and fully paid: 82,608,710 (April 30, 2015 - 79,255,728)	17,242,019	16,586,067	15,935,039
Additional paid-in capital	1,823,255	1,827,780	1,548,395
Commitment to issue shares	155,832	136,735	79,223
Deficit	(29,527,929)	(26,755,665)	(24,748,829)
TOTAL CAPITAL DEFICIT	(10,306,823)	(8,205,083)	(7,186,172)
TOTAL LIABILITIES AND CAPITAL DEFICIT	$ 1,423,875	$ 893,773	$ 1,048,068